Performance Management - LORD ABBETT BOND DEBENTURE FUND INC	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +10.10% Worst Quarter 1st Q 2020 -11.90%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - LORD ABBETT BOND DEBENTURE FUND INC			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
ICE BofA U.S. High Yield Constrained Index | Average Annual Return, Label [Optional Text]		ICE BofA U.S. High Yield Constrained Index
ICE BofA U.S. High Yield Constrained Index | Average Annual Return, Percent			8.59%	4.56%	5.15%	6.47%
ICE BofA U.S. High Yield Constrained Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			6.01%	1.74%		4.61%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			3.46%	(0.33%)		2.55%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.50%	0.40%		2.65%
Class C Shares | Average Annual Return, Percent	[1]		6.71%	1.57%		4.19%
Class F Shares | Average Annual Return, Percent			8.50%	2.32%		4.95%
Class F3 Shares | Average Annual Return, Percent			8.88%	2.50%	4.15%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			8.62%	2.41%		5.06%
Class P Shares | Average Annual Return, Percent			8.22%	1.96%		4.64%
Class R2 Shares | Average Annual Return, Percent			8.11%	1.82%		4.45%
Class R3 Shares | Average Annual Return, Percent			8.07%	1.92%		4.54%
Class R4 Shares | Average Annual Return, Percent			8.49%	2.18%		4.81%
Class R5 Shares | Average Annual Return, Percent			8.62%	2.42%		5.07%
Class R6 Shares | Average Annual Return, Percent			8.88%	2.50%		5.14%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020